TD Auto Finance LLC	Distribution Date: 08-Jun-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	21
Distribution Date	08-Jun-12
Record Date	07-Jun-12

Dates Covered	From and Including	To and Including
Collections Period	01-May-12	31-May-12
Accrual Period	08-May-12	07-Jun-12
30/360 Days	30
Actual/360 Days	31

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	87,649	$623,340,416.77
Collections of Installment Principal		33,210,962.41
Collections Attributable to Full Payoffs		14,427,997.48
Principal Amount of Repurchases		3,846.51
Principal Amount of Gross Losses		1,522,763.97

Pool Balance - End of Period(EOP)	83,976	$574,174,846.40

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	27.33%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	122.391%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$476,738.35	Trigger	Compliance?
Net Credit Loss Percentage	1.410%	8.00%	Yes
Cumulative Net Credit Losses	$29,617,383.80
Cumulative Recovery Ratio	51.304%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$14,703,265.12	2.561%	1,823
61-90 Days Delinquent	962,559.24	0.168%	106
91-120 Days Delinquent	282,621.51	0.049%	22
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	1,089,423.43	0.190%	110

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$2,334,604.18
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.40572%

	Current Month	Prior Month
Weighted Average A.P.R.	7.438%	7.429%
Weighted Average Remaining Term (months)	20.44	21.18
Weighted Average Seasoning (months)	49.54	48.68

TD Auto Finance LLC	Distribution Date: 08-Jun-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$33,210,962.41
Collections Attributable to Full Payoffs	14,427,997.48
Principal Amount of Repurchases	3,846.51
Recoveries on Loss Accounts	1,046,025.62
Collections of Interest	3,832,353.36
Investment Earnings	1.32
Reserve Account Draw	0.00

Total Sources	$52,521,186.70

Cash Uses
Servicer Fee	$519,450.35
Backup Servicer Fee	5,194.50
A Note Interest	185,935.29
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	49,165,570.37
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	2,075,682.16

Total Cash Uses	$52,521,186.70

Administrative Payment
Total Principal and Interest Sources	$52,521,186.70
Investment Earnings in Trust Account	(1.32)
Daily Collections Remitted	(52,521,185.38)
Reserve Account Draw	0.00
Servicer Fee	(519,450.35)
Distribution to Class E Noteholders	(2,075,682.16)

Payment Due to/(from) Trust Account	($2,595,132.51)

O/C Release (Prospectus pg S42)
Pool Balance	$574,174,846.40

Total Securities	$469,132,820.63

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$2,075,682.16
Current Net Credit Loss Percentage	1.410%

	Required O/C %
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-Jun-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	245,189,391.00	196,023,820.63	614.7047757	49,165,570.37	154.1767261	185,935.29	0.5830685
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$518,298,391.00	$469,132,820.63		$49,165,570.37		$755,289.32

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager	04-Jun-12
(248) 427-2557	Date